File No. 333-143413

   As filed with the Securities and Exchange Commission on September 6, 2007
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-14
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Pre-Effective Amendment No. ____
                       Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)

                   FEDERATED MUNICIPAL SECURITIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-341-7400
                        (Area Code and Telephone Number)
                              5800 CORPORATE DRIVE
                      PITTSBURGH, PENNSYLVANIA 15237-7000
                    (Address of Principal Executive Offices)

                          JOHN W. MCGONIGLE, ESQUIRE
                           FEDERATED INVESTORS TOWER
                              1001 LIBERTY AVENUE
                      PITTSBURGH, PENNSYLVANIA 15222-3779
                    (Name and Address of Agent for Service)

                                   Copies to:

                          MELANIE C. MALONEY, ESQUIRE
                             DICKSTEIN SHAPIRO LLP
                              1825 EYE STREET, NW
                             WASHINGTON, DC  20006
                                  202-420-2200

       It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

   NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE
                   INVESTMENT COMPANY ACT OF 1940, AS AMENDED











                                      -1-




Federated Municipal Securities Fund, Inc.                             Reed Smith
Federated Vermont Municipal Income Fund
August 17, 2007
Page 1




                                August 17, 2007

Federated Municipal Securities Fund, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237

Federated Vermont Municipal Income Fund,
A Portfolio of Federated Municipal Securities Income Trust
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237


Ladies and Gentlemen:

      You have requested our opinion concerning certain federal income tax consequences of a transaction (the "Reorganization") in which all of the assets of Federated Vermont Municipal Income Fund (the "Acquired Fund"), a portfolio of Federated Municipal Securities Income Trust, a Massachusetts business trust, will be acquired by Federated Municipal Securities Fund, Inc., a Maryland corporation (the "Acquiring Fund"), solely for Shares of the Acquiring Fund (the "Acquiring Fund Shares"), which shall thereafter be distributed to the shareholders of the Acquired Fund (the "Acquired Fund Shareholders") in liquidation of the Acquired Fund. The Acquired Fund is a separate portfolio, which is treated as a separate corporation under Section 851(g) of the Internal Revenue Code of 1986, as amended (the "Code"). Both the Acquiring Fund and the Acquired Fund have elected to be taxed as a Regulated Investment Company under
Section 851(a) of the Code. The terms and conditions of the Reorganization are set forth in an Agreement and Plan of Reorganization dated as of May 31, 2007 (the "Agreement"), between the Acquiring Fund and the Acquired Fund, attached hereto as Annex C. This opinion is rendered to you pursuant to paragraph 8.5 of the Agreement.

      We have reviewed and relied upon the Registration Statement on Form N-14 (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") in connection with the Reorganization, the certificates provided to us by the Acquiring Fund and the Acquired Fund in connection with the rendering of this opinion, attached hereto as Annex A and Annex B, and such other documents and instruments as we have deemed necessary for the purposes of this opinion.

Federated Municipal Securities Fund, Inc.                             Reed Smith
Federated Vermont Municipal Income Fund
August 17, 2007
Page 2




      Based upon and subject to the foregoing, and assuming that the Reorganization will take place as described in the Agreement, we are of the opinion that, for federal income tax purposes:

                 (a) The transfer of all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of any liabilities of the Acquired Fund which are assumed (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                 (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares, and the assumption by the Acquiring Fund of any liabilities of the Acquired Fund which are assumed.

                 (c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of any liabilities of the Acquired Fund which are assumed or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for such shareholders' shares of the Acquired Fund.

                 (d) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for Acquiring Fund Shares in the Reorganization.

                 (e) The aggregate tax basis for Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares to be received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided the Acquired Fund shares are held as capital assets at the time of Reorganization.

                 (f) The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately before the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

      Notwithstanding anything herein to the contrary, we express no opinion as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes as of the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      This opinion is expressed as of the date hereof and is based upon the Code, Treasury regulations promulgated thereunder, administrative positions of the Internal Revenue Service (the "Service"), and judicial decisions, all of which are subject to change either prospectively or retroactively. There can be no assurance that changes in the law will not take place which could affect the opinions expressed herein or that contrary positions may not be taken by the Service. We disclaim any undertaking to advise you with respect to any event subsequent to the date hereof.

      The opinions contained herein are limited to those matters expressly covered; no opinion is to be implied in respect of any other matter. This opinion is addressed solely to you and may not be relied upon by any other person without our prior written consent. We hereby consent to the filing of a copy of this opinion with the Commission as an exhibit to the Registration Statement.

                                        Very truly yours,

                                        /s/ Reed Smith LLP




LNH:CDD:dh









PART C.     OTHER INFORMATION.

ITEM 15.  INDEMNIFICATION:

Indemnification is provided to Directors and officers of Federated Municipal Securities Fund, Inc. (the "Registrant") pursuant to the Registrant's Articles of Incorporation and Bylaws, except where such indemnification is not permitted by law. However, the Articles of Incorporation and Bylaws do not protect the Directors or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Directors and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Directors, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Directors, officers, or controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Directors who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

ITEM 16.  EXHIBITS

1.1 Conformed Copy of Articles of Restatement of the Registrant (including Amendment Nos. 4-13); (20)

2.1   Copy of By-Laws of the Registrant; (1)
2.2   Copy of By-Laws of the Registrant (including Amendment Nos. 11-13);
      (20)
2.3   Copy of Amendment #14 to the By-Laws of the Registrant; (22)
2.4   Copy of Amendment #15 to the By-Laws; (23)
2.5   Copy of Amendment #16 to the By-Laws of the Registrant; (24)
2.6   Copy of Amendment #17 to the By-Laws of the Registrant; (25)
2.7   Copy of Amendment #18 to the By-Laws of the Registrant; (25)

3.    Not Applicable

4.    Agreement and Plan of Reorganization; (27)

5. Copies of Specimen Certificates for Shares of Capital Stock of the Registrant's Class A Shares, Class B Shares and Class C Shares; (16)

6.1   Conformed Copy of Investment Advisory Contract of the Registrant;
      (9)
6.2 Conformed copy of Amendment dated June 1, 2001 to the Investment Advisory Contract of the Registrant; (21)

7.1   Conformed Copy of Distributor's Contract of the Registrant; (12)
7.2 Conformed Copy of Exhibit A to the Distributor's Contract of the Registrant; (20)
7.3 Conformed Copy of Exhibit B to the Distributor's Contract of the Registrant; (20)
7.4   Conformed Copy of Distributor's Contract (Class B Shares) including
      Exhibit 1 and Schedule A and B; (17)
7.5 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds
      Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration
      Statement on Form N-1A, filed with the Commission on July 24, 1995
      (File Numbers 33-38550 and 811-6269);
7.6 Conformed copy of Amendment dated June 1, 2001 to Distributor's Contract of the Registrant; (21)
7.7 Conformed copy of Amendment dated October 1, 2003 to Distributor's Contract of the Registrant (23)

8.    Not Applicable

9.1   Conformed Copy of Custodian Contract of the Registrant; (13)
9.2   Conformed Copy of Custodian Fee Schedule; (17)
9.3   Conformed copy of Amendment to Custodian Contract of the Registrant; (21)

10.1  Conformed Copy of Distribution Plan of the Registrant; (12)
10.2  Conformed Copy of Exhibit A of Distribution Plan of the Registrant; (20)
10.3 The responses described in Item 23(e) (v) are hereby incorporated by reference.
10.4 Conformed Copy of Exhibit 1 and Schedule A to Distribution Plan (Class B Shares) of the Registrant; (17)
10.5 Conformed copy of Distribution Plan (including Exhibit A) of the Registrant; (23)

11. Form of Opinion and Consent of Counsel regarding the legality of Shares being issued; (27)

12.   Form of Opinion regarding tax consequences of Reorganization; (*)

13.1 Conformed Copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custodian Services Procurement; (15)
13.2 The responses described in Item 23(e) (v) are hereby incorporated by reference.
13.3 The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h) (v) of the Federated U.S. Government
      Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
13.3 The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h) (v) of the Federated U.S. Government
      Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
13.4 Conformed Copy of Principal Shareholder Services Agreement (Class B Shares) including Exhibit 1 and Schedule A and B; (17)
13.5 Conformed Copy of Shareholders Services Agreement (Class B Shares) including Exhibit 1 and Schedule A; (17)
13.6 Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h) (iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);
13.7 The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h) (vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.8 Conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 1/1/07; (26)
13.9 The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(viii)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006 (File Nos. 33-60411 and 811-07309);

14. Conformed copy of Consent of Independent Auditors of Federated Municipal Securities Fund, Inc.; (27)
14.1 Conformed copy of Consent of Independent Auditors for the Federated Vermont Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust; (27)

15.   Not Applicable
16.1  Conformed copy of the Unanimous Consent Of Directors for Power of Attorney
(27)
16.2  Conformed copy of Power of Attorney of the Registrant; (27)

17.   Form of Proxy; (27)
17.1  Form of Ballot; (27)
_________________________________________________________
* All exhibits are being filed electronically.

2.    Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 1 on Form S-5 filed November 29, 1976.
      (File Nos. 2-57181 and 811-2677)
   9. Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 36 on Form N-1A filed July 17, 1990.  (File
      Nos. 2-57181 and 811-2677)
11.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 38 on Form N-1A filed July 22, 1992. (File
      Nos. 2-57181 and 811-2677)
12.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 42 on Form N-1A filed May 25, 1994.  (File
      Nos. 2-57181 and 811-2677)
13.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 45 on Form N-1A filed May 25, 1995. (File
      Nos. 2-57181 and 811-2677)
15.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 48 on Form N-1A filed May 28, 1996. (File
      Nos. 2-57181 and 811-2677)
16.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 50 on Form N-1A filed May 29, 1997. (File
      Nos. 2-57181 and 811-2677)
17.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 51 on Form N-1A filed May 29, 1998. (File
      Nos. 2-57181 and 811-2677)
                  20.    Response is incorporated by reference to
                         Registrant's Post-Effective Amendment No. 56 on
                         Form N-1A filed May 25, 2001. (File Nos. 2-57181
                         and 811-2677)
                  21.    Response is incorporated by reference to
                         Registrant's Post-Effective Amendment No. 57 on
                         Form N-1A filed May 29, 2002. (File Nos. 2-57181
                         and 811-2677)
                  22.    Response is incorporated by reference to
                         Registrant's Post Effective Amendment No. 58 on
                         Form N-1A filed May 28, 2003. (File Nos. 2-57181
                         and 811-2677)
23.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 59 on Form N-1A filed June 1, 2004. (File
      Nos. 2-57181 and 811-2677)
24.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 60 on Form N-1A filed May 27, 2005. (File
      Nos. 2-57181 and 811-2677)
25.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 61 on Form N-1A filed May 26, 2006. (File
      Nos. 2-57181 and 811-2677)
26.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 64 on Form N-1A filed March 30, 2007. (File
      Nos. 2-57181 and 811-2677)
27. Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed May 31, 2007. (File Nos. 333-143413 and 811-
      2677)


Item 17.    Undertakings

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED MUNICIPAL SECURITIES FUND, INC., and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 6th day of September, 2007.

                   FEDERATED MUNICIPAL SECURITIES FUND, INC.

                  By: /s/ George F. Magera
                  George F. Magera, Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                        TITLE                  DATE

By:   /s/ George F. Magera           Attorney In Fact          September 6, 2007
      George F. Magera               For the Persons
      ASSISTANT SECRETARY            Listed Below

NAME                                        TITLE

John F. Donahue*                          Director

J. Christopher Donahue*                   President and Director
                                          (Principal Executive Officer)

Richard A. Novak*                         Treasurer
                                          (Principal Financial Officer)

Thomas G. Bigley*                         Director

John T. Conroy, Jr.*                      Director

Nicholas P. Constantakis*                 Director

John F. Cunningham*                       Director

Lawrence D. Ellis, M.D.*                  Director

Peter E. Madden*                          Director

Charles F. Mansfield, Jr.*                Director

John E. Murray, Jr., J.D., S.J.D.*        Director

Thomas M. O'Neil*                         Director

Marjorie P. Smuts*                        Director

John S. Walsh*                            Director

James F. Will*                            Director
* By Power of Attorney